ACCOUNTS AND OTHER RECEIVABLE, NET - Current and Non-current Balances (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Current, net	$ 5,709	$ 5,558
Non-current, net
Accounts receivable	153	202
Retainer on customer contract	77	70
Billing rights	668	733
Total non-current, net	898	1,005
Total	$ 6,607	$ 6,563